ORGANIZATION - Significant subsidiaries of the Company and consolidated variable interest entities (Parenthetical) (Details)	Aug. 01, 2022	Nov. 11, 2021	Aug. 16, 2021	Jul. 15, 2021
BJ JHC
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired				100.00%
BJ TenxCloud
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired				100.00%
SH Hesheng
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired		100.00%
Zhongke Zijing
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired			100.00%
Jianghe Shuzhi
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired	100.00%
Jianghe Chuangke
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired	100.00%
Jianghe Industrial
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired	100.00%
BJ Xunneng
Significant subsidiaries of the Company, VIEs and subsidiaries of VIEs
Percentage of equity interests acquired	100.00%